FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.5%
	Aerospace & Defense — 1.4%
138,579	General Dynamics Corp. (a)	$48,653,701
	Air Freight & Logistics — 3.0%
281,810	C.H. Robinson Worldwide, Inc. (a)	54,938,859
311,064	Expeditors International of Washington, Inc. (a)	49,938,215
		104,877,074
	Beverages — 4.5%
1,804,749	Brown-Forman Corp., Class B (a)	49,395,980
702,000	Coca-Cola (The) Co. (a)	52,516,620
344,494	PepsiCo, Inc. (a)	52,924,613
		154,837,213
	Biotechnology — 1.5%
233,870	AbbVie, Inc. (a)	52,155,349
	Building Products — 1.5%
699,765	A.O. Smith Corp. (a)	51,425,730
	Capital Markets — 5.7%
177,915	FactSet Research Systems, Inc. (a)	45,254,460
1,984,728	Franklin Resources, Inc. (a)	52,833,459
95,171	S&P Global, Inc. (a)	50,230,302
476,312	T. Rowe Price Group, Inc. (a)	50,336,652
		198,654,873
	Chemicals — 8.8%
192,129	Air Products and Chemicals, Inc. (a)	52,355,153
280,745	Albemarle Corp. (a)	47,903,519
180,630	Ecolab, Inc. (a)	50,935,854
115,059	Linde PLC (a)	52,578,511
449,183	PPG Industries, Inc. (a)	51,939,030
141,874	Sherwin-Williams (The) Co. (a)	50,314,195
		306,026,262
	Commercial Services & Supplies — 1.4%
258,692	Cintas Corp. (a)	49,511,062
	Consumer Staples Distribution & Retail — 4.5%
657,104	Sysco Corp. (a)	55,098,171
476,717	Target Corp. (a)	50,279,342
423,517	Walmart, Inc. (a)	50,457,815
		155,835,328
	Containers & Packaging — 1.5%
1,192,241	Amcor PLC (a)	52,756,664
	Distributors — 1.5%
371,044	Genuine Parts Co. (a)	51,571,406
	Electric Utilities — 2.9%
708,196	Eversource Energy (a)	48,957,589
602,874	NextEra Energy, Inc. (a)	52,992,625
		101,950,214
	Electrical Equipment — 1.4%
337,976	Emerson Electric Co. (a)	49,668,953
	Food Products — 5.8%
746,692	Archer-Daniels-Midland Co. (a)	50,259,839

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
2,069,219	Hormel Foods Corp. (a)	$50,923,480
494,677	J.M. Smucker (The) Co. (a)	51,871,830
759,481	McCormick & Co., Inc. (a)	46,958,710
		200,013,859
	Gas Utilities — 1.4%
300,238	Atmos Energy Corp. (a)	49,941,589
	Health Care Equipment & Supplies — 4.2%
418,711	Abbott Laboratories (a)	45,765,112
245,179	Becton Dickinson & Co. (a)	49,889,023
504,049	Medtronic PLC (a)	51,896,885
		147,551,020
	Health Care Providers & Services — 1.5%
242,486	Cardinal Health, Inc. (a)	52,105,392
	Hotels, Restaurants & Leisure — 1.5%
165,367	McDonald’s Corp. (a)	52,090,605
	Household Products — 7.5%
550,905	Church & Dwight Co., Inc. (a)	53,024,606
457,310	Clorox (The) Co. (a)	51,579,995
596,613	Colgate-Palmolive Co. (a)	53,868,188
505,409	Kimberly-Clark Corp. (a)	50,535,846
346,098	Procter & Gamble (The) Co. (a)	52,527,293
		261,535,928
	Insurance — 7.3%
465,651	Aflac, Inc. (a)	51,663,978
647,509	Brown & Brown, Inc. (a)	46,685,399
168,515	Chubb Ltd. (a)	52,165,503
312,468	Cincinnati Financial Corp. (a)	50,272,977
180,604	Erie Indemnity Co., Class A (a)	51,112,738
		251,900,595
	IT Services — 1.5%
169,897	International Business Machines Corp. (a)	52,107,410
	Life Sciences Tools & Services — 1.3%
198,115	West Pharmaceutical Services, Inc. (a)	45,788,339
	Machinery — 8.6%
78,328	Caterpillar, Inc. (a)	51,489,694
242,393	Dover Corp. (a)	48,839,766
194,472	Illinois Tool Works, Inc. (a)	50,807,755
185,101	Nordson Corp. (a)	50,815,777
471,778	Pentair PLC (a)	49,711,248
605,112	Stanley Black & Decker, Inc. (a)	47,598,110
		299,262,350
	Metals & Mining — 1.4%
280,481	Nucor Corp. (a)	49,847,083
	Multi-Utilities — 1.5%
486,817	Consolidated Edison, Inc. (a)	51,909,297

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 3.1%
303,191	Chevron Corp. (a)	$53,634,488
378,348	Exxon Mobil Corp. (a)	53,498,407
		107,132,895
	Personal Care Products — 1.5%
2,908,575	Kenvue, Inc. (a)	50,609,205
	Pharmaceuticals — 1.5%
231,875	Johnson & Johnson (a)	52,693,594
	Professional Services — 1.4%
196,704	Automatic Data Processing, Inc. (a)	48,550,481
	Residential REITs — 1.4%
196,513	Essex Property Trust, Inc. (a)	49,495,729
	Retail REITs — 2.9%
493,373	Federal Realty Investment Trust (a)	49,909,613
818,110	Realty Income Corp. (a)	50,035,607
		99,945,220
	Software — 1.3%
124,922	Roper Technologies, Inc. (a)	46,374,794
	Specialty Retail — 1.4%
182,422	Lowe’s Cos., Inc. (a)	48,717,619
	Trading Companies & Distributors — 2.9%
1,133,177	Fastenal Co. (a)	49,134,555
47,754	W.W. Grainger, Inc. (a)	51,571,455
		100,706,010
	Total Common Stocks	3,496,202,843
	(Cost $3,269,768,856)
MONEY MARKET FUNDS — 0.1%
1,504,408	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (b)	1,504,408
	(Cost $1,504,408)
	Total Investments — 100.6%	3,497,707,251
	(Cost $3,271,273,264)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.7)%
	Call Options Written — (0.7)%
(1,287)	A.O. Smith Corp.	$(9,458,163)	$70.00	02/20/26	(528,957)
(686)	Abbott Laboratories	(7,497,980)	120.00	02/20/26	(8,232)
(384)	AbbVie, Inc.	(8,563,584)	220.00	02/20/26	(324,480)
(814)	Aflac, Inc.	(9,031,330)	110.00	02/20/26	(219,780)
(347)	Air Products and Chemicals, Inc.	(9,455,750)	270.00	02/20/26	(253,310)
(961)	Albemarle Corp.	(16,397,543)	165.00	02/20/26	(1,273,325)
(2,156)	Amcor PLC	(9,540,300)	42.00	02/20/26	(657,580)
(1,417)	Archer-Daniels-Midland Co.	(9,537,827)	65.00	02/20/26	(453,440)
(495)	Atmos Energy Corp.	(8,233,830)	170.00	02/20/26	(65,835)
(309)	Automatic Data Processing, Inc.	(7,626,738)	260.00	02/20/26	(24,720)
(466)	Becton Dickinson & Co.	(9,482,168)	210.00	02/20/26	(167,760)
(984)	Brown & Brown, Inc.	(7,094,640)	80.00	02/20/26	(14,760)

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(3,124)	Brown-Forman Corp.	$(8,550,388)	$27.50	02/20/26	$(178,068)
(690)	C.H. Robinson Worldwide, Inc.	(13,451,550)	175.00	02/20/26	(1,367,580)
(550)	Cardinal Health, Inc.	(11,818,400)	210.00	02/20/26	(434,500)
(171)	Caterpillar, Inc.	(11,240,856)	640.00	02/20/26	(549,252)
(564)	Chevron Corp.	(9,977,160)	165.00	02/20/26	(733,200)
(317)	Chubb Ltd.	(9,813,052)	300.00	02/20/26	(388,325)
(996)	Church & Dwight Co., Inc.	(9,586,500)	90.00	02/20/26	(468,120)
(564)	Cincinnati Financial Corp.	(9,074,196)	160.00	02/20/26	(166,944)
(453)	Cintas Corp.	(8,669,967)	195.00	02/20/26	(70,215)
(742)	Clorox (The) Co.	(8,369,018)	110.00	02/20/26	(408,100)
(1,239)	Coca-Cola (The) Co.	(9,268,959)	70.00	02/20/26	(652,953)
(1,099)	Colgate-Palmolive Co.	(9,922,871)	85.00	02/20/26	(626,430)
(861)	Consolidated Edison, Inc.	(9,180,843)	105.00	02/20/26	(229,026)
(524)	Dover Corp.	(10,558,076)	210.00	02/20/26	(49,780)
(318)	Ecolab, Inc.	(8,967,282)	280.00	02/20/26	(305,280)
(674)	Emerson Electric Co.	(9,905,104)	150.00	02/20/26	(246,010)
(272)	Erie Indemnity Co.	(7,697,872)	280.00	02/20/26	(218,960)
(332)	Essex Property Trust, Inc.	(8,362,084)	260.00	02/20/26	(83,830)
(1,200)	Eversource Energy	(8,295,600)	70.00	02/20/26	(126,000)
(740)	Expeditors International of Washington, Inc.	(11,879,960)	165.00	02/20/26	(94,720)
(765)	Exxon Mobil Corp.	(10,817,100)	130.00	02/20/26	(890,460)
(303)	FactSet Research Systems, Inc.	(7,707,108)	290.00	02/20/26	(21,210)
(2,060)	Fastenal Co.	(8,932,160)	45.00	02/20/26	(78,280)
(869)	Federal Realty Investment Trust	(8,790,804)	105.00	02/20/26	(59,092)
(3,884)	Franklin Resources, Inc.	(10,339,208)	26.00	02/20/26	(388,400)
(259)	General Dynamics Corp.	(9,093,231)	370.00	02/20/26	(38,850)
(660)	Genuine Parts Co.	(9,173,340)	135.00	02/20/26	(407,880)
(3,633)	Hormel Foods Corp.	(8,940,813)	24.00	02/20/26	(308,805)
(347)	Illinois Tool Works, Inc.	(9,065,722)	260.00	02/20/26	(221,733)
(305)	International Business Machines Corp.	(9,354,350)	305.00	02/20/26	(277,855)
(838)	J.M. Smucker (The) Co.	(8,787,268)	100.00	02/20/26	(502,800)
(455)	Johnson & Johnson	(10,339,875)	220.00	02/20/26	(425,425)
(5,777)	Kenvue, Inc.	(10,051,980)	17.00	02/20/26	(346,620)
(730)	Kimberly-Clark Corp.	(7,299,270)	100.00	02/20/26	(171,550)
(195)	Linde PLC	(8,910,915)	440.00	02/20/26	(438,750)
(360)	Lowe’s Cos., Inc.	(9,614,160)	280.00	02/20/26	(61,200)
(1,279)	McCormick & Co., Inc.	(7,908,057)	65.00	02/20/26	(43,486)
(283)	McDonald’s Corp.	(8,914,500)	305.00	02/20/26	(404,973)
(915)	Medtronic PLC	(9,420,840)	97.50	02/20/26	(552,660)
(1,059)	NextEra Energy, Inc.	(9,308,610)	82.50	02/20/26	(614,220)
(375)	Nordson Corp.	(10,294,875)	270.00	02/20/26	(421,875)
(642)	Nucor Corp.	(11,409,624)	175.00	02/20/26	(429,498)
(803)	Pentair PLC	(8,461,211)	105.00	02/20/26	(282,656)
(573)	PepsiCo, Inc.	(8,802,999)	145.00	02/20/26	(573,000)
(859)	PPG Industries, Inc.	(9,932,617)	110.00	02/20/26	(571,235)
(577)	Procter & Gamble (The) Co.	(8,757,129)	145.00	02/20/26	(450,060)
(1,456)	Realty Income Corp.	(8,904,896)	62.50	02/20/26	(50,960)
(172)	Roper Technologies, Inc. (c)	(6,385,156)	420.00	02/20/26	(3,440)
(183)	S&P Global, Inc.	(9,658,557)	550.00	02/20/26	(98,820)
(263)	Sherwin-Williams (The) Co.	(9,327,032)	360.00	02/20/26	(111,512)

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(1,267)	Stanley Black & Decker, Inc.	$(9,966,222)	$85.00	02/20/26	$(126,700)
(1,116)	Sysco Corp.	(9,357,660)	77.50	02/20/26	(747,720)
(854)	T. Rowe Price Group, Inc.	(9,025,072)	105.00	02/20/26	(226,310)
(933)	Target Corp.	(9,840,351)	110.00	02/20/26	(127,821)
(91)	W.W. Grainger, Inc.	(9,827,454)	1,070.00	02/20/26	(250,250)
(819)	Walmart, Inc.	(9,757,566)	120.00	02/20/26	(265,356)
(317)	West Pharmaceutical Services, Inc.	(7,326,504)	260.00	02/20/26	(110,950)
	Total Written Options				(22,491,884)
	(Premiums received $20,667,962)
	Net Other Assets and Liabilities — 0.1%				2,680,699
	Net Assets — 100.0%				$3,477,896,066

(a)	All or a portion of this security is held as collateral for the options written. At January 31, 2026, the value of these securities amounts to $646,313,827.
(b)	Rate shown reflects yield as of January 31, 2026.
(c)
This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2026, investments noted as such are valued at $(3,440) or (0.0)% of net assets.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,496,202,843	$3,496,202,843	$—	$—
Money Market Funds	1,504,408	1,504,408	—	—
Total Investments	$3,497,707,251	$3,497,707,251	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(22,491,884)	$(19,954,879)	$(2,537,005)	$—

*	See Portfolio of Investments for industry breakout.

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.4%
3,497	Curtiss-Wright Corp. (a)	$2,296,445
26,673	Woodward, Inc. (a)	8,477,746
		10,774,191
	Automobile Components — 0.6%
30,378	Lear Corp. (a)	3,556,960
15,712	Visteon Corp. (a)	1,427,592
		4,984,552
	Banks — 15.8%
130,701	Bank OZK (a)	6,216,140
15,901	BOK Financial Corp. (a)	2,066,176
107,987	Commerce Bancshares, Inc. (a)	5,684,436
48,305	Cullen/Frost Bankers, Inc. (a)	6,657,395
62,676	East West Bancorp, Inc. (a)	7,172,641
109,515	Enterprise Financial Services Corp. (a)	6,280,685
37,331	Fifth Third Bancorp (a)	1,874,763
305,690	First BanCorp (a)	6,761,863
863	First Citizens BancShares, Inc., Class A (a)	1,786,039
40,265	First Merchants Corp. (a)	1,600,936
261,462	Fulton Financial Corp. (a)	5,399,190
52,439	Hancock Whitney Corp. (a)	3,607,803
214,700	Home BancShares, Inc. (a)	6,204,830
521,746	Huntington Bancshares, Inc. (a)	9,120,120
24,413	Independent Bank Corp. (a)	1,972,082
93,039	International Bancshares Corp. (a)	6,479,236
8,529	M&T Bank Corp. (a)	1,889,771
24,145	Nicolet Bankshares, Inc. (a)	3,524,687
148,267	OFG Bancorp (a)	5,975,160
34,890	Pinnacle Financial Partners, Inc. (a)	3,317,690
23,609	Prosperity Bancshares, Inc. (a)	1,629,257
63,746	Regions Financial Corp. (a)	1,816,761
39,138	ServisFirst Bancshares, Inc. (a)	3,203,445
65,762	SouthState Bank Corp. (a)	6,729,426
55,813	UMB Financial Corp. (a)	7,096,065
48,318	Wintrust Financial Corp. (a)	7,126,422
59,297	Zions Bancorp N.A. (a)	3,552,483
		124,745,502
	Beverages — 0.9%
47,381	Coca-Cola Consolidated, Inc. (a)	7,204,755
	Broadline Retail — 0.3%
3,666	Dillard’s, Inc., Class A (a)	2,227,315
	Building Products — 4.5%
92,848	A.O. Smith Corp. (a)	6,823,400
48,724	Advanced Drainage Systems, Inc. (a)	7,407,997
9,846	Allegion PLC (a)	1,628,430
9,287	Carlisle Cos, Inc. (a)	3,165,845
9,568	CSW Industrials, Inc. (a)	2,583,169
2,372	Lennox International, Inc. (a)	1,174,330
36,763	Simpson Manufacturing Co., Inc. (a)	6,498,963

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Building Products (Continued)
92,524	Tecnoglass, Inc. (a)	$4,525,349
34,011	Zurn Elkay Water Solutions Corp. (a)	1,568,247
		35,375,730
	Capital Markets — 4.3%
26,693	Cboe Global Markets, Inc. (a)	7,075,246
31,481	Federated Hermes, Inc. (a)	1,677,308
108,375	Interactive Brokers Group, Inc., Class A (a)	8,115,120
52,095	Northern Trust Corp. (a)	7,784,556
9,224	Raymond James Financial, Inc. (a)	1,529,892
74,435	SEI Investments Co. (a)	6,539,115
15,844	T. Rowe Price Group, Inc. (a)	1,674,394
		34,395,631
	Chemicals — 1.3%
20,698	Balchem Corp. (a)	3,522,179
17,610	CF Industries Holdings, Inc. (a)	1,641,780
135,227	Element Solutions, Inc. (a)	3,935,106
20,753	Minerals Technologies, Inc. (a)	1,364,717
		10,463,782
	Commercial Services & Supplies — 3.8%
83,351	Brady Corp., Class A (a)	7,207,361
62,829	Brink’s (The) Co. (a)	7,981,796
27,984	MSA Safety, Inc. (a)	4,957,366
33,404	UniFirst Corp. (a)	7,181,860
31,772	Veralto Corp. (a)	3,144,792
		30,473,175
	Construction & Engineering — 4.5%
57,043	AECOM (a)	5,500,656
11,106	Comfort Systems USA, Inc. (a)	12,684,163
12,006	EMCOR Group, Inc. (a)	8,653,084
47,742	Primoris Services Corp. (a)	7,077,752
3,931	Valmont Industries, Inc. (a)	1,751,496
		35,667,151
	Construction Materials — 0.2%
14,612	United States Lime & Minerals, Inc. (a)	1,761,184
	Consumer Finance — 0.8%
46,386	SLM Corp. (a)	1,259,380
66,378	Synchrony Financial (a)	4,821,034
		6,080,414
	Consumer Staples Distribution & Retail — 1.0%
58,631	PriceSmart, Inc. (a)	8,337,915
	Containers & Packaging — 0.2%
6,692	Packaging Corp. of America (a)	1,489,305
	Diversified Consumer Services — 2.6%
6,026	Graham Holdings Co., Class B (a)	7,030,112
59,570	H&R Block, Inc. (a)	2,350,036
228,289	OneSpaWorld Holdings Ltd. (a)	4,485,879
208,923	Perdoceo Education Corp. (a)	6,691,804
		20,557,831

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities — 0.6%
57,255	Otter Tail Corp. (a)	$5,104,856
	Electrical Equipment — 3.0%
15,328	Acuity, Inc. (a)	4,740,031
59,634	EnerSys (a)	10,745,450
3,759	Hubbell, Inc. (a)	1,834,166
15,133	Powell Industries, Inc. (a)	6,712,848
		24,032,495
	Electronic Equipment, Instruments & Components — 1.1%
9,088	Badger Meter, Inc. (a)	1,332,119
76,817	Benchmark Electronics, Inc. (a)	4,005,238
18,103	ePlus, Inc. (a)	1,553,419
43,936	Napco Security Technologies, Inc. (a)	1,620,799
		8,511,575
	Energy Equipment & Services — 3.3%
141,426	Cactus, Inc., Class A (a)	7,952,384
452,159	NOV, Inc. (a)	8,297,118
105,411	Weatherford International PLC (a)	9,917,067
		26,166,569
	Financial Services — 2.4%
86,818	Enact Holdings, Inc. (a)	3,452,752
25,931	Equitable Holdings, Inc. (a)	1,203,199
24,760	Essent Group Ltd. (a)	1,557,899
19,539	Jack Henry & Associates, Inc. (a)	3,501,584
232,034	MGIC Investment Corp. (a)	6,246,355
87,320	Radian Group, Inc. (a)	2,872,828
		18,834,617
	Food Products — 2.2%
65,363	Cal-Maine Foods, Inc. (a)	5,459,771
49,707	Ingredion, Inc. (a)	5,870,397
35,308	Marzetti (The) Company (a)	6,057,794
		17,387,962
	Health Care Equipment & Supplies — 0.8%
70,888	LeMaitre Vascular, Inc. (a)	6,023,353
	Health Care Providers & Services — 1.7%
11,021	Cardinal Health, Inc. (a)	2,368,193
12,329	Chemed Corp. (a)	5,266,209
11,049	Ensign Group (The), Inc. (a)	1,896,671
26,636	National HealthCare Corp. (a)	3,811,878
		13,342,951
	Hotels, Restaurants & Leisure — 0.6%
6,345	Expedia Group, Inc. (a)	1,680,410
7,750	Texas Roadhouse, Inc. (a)	1,393,915
6,079	Wingstop, Inc. (a)	1,613,549
		4,687,874
	Household Durables — 3.1%
30,178	Installed Building Products, Inc. (a)	8,695,489
23,388	KB Home (a)	1,345,745
67,381	La-Z-Boy, Inc. (a)	2,453,342

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
19,688	Meritage Homes Corp. (a)	$1,368,513
40,733	PulteGroup, Inc. (a)	5,095,291
36,406	Toll Brothers, Inc. (a)	5,260,303
		24,218,683
	Household Products — 0.8%
18,423	Spectrum Brands Holdings, Inc. (a)	1,173,729
22,186	WD-40 Co. (a)	5,130,069
		6,303,798
	Insurance — 8.4%
29,124	Assurant, Inc. (a)	6,935,298
72,352	Assured Guaranty Ltd. (a)	6,139,067
29,191	Axis Capital Holdings Ltd. (a)	3,011,927
20,564	Cincinnati Financial Corp. (a)	3,308,542
34,703	CNA Financial Corp. (a)	1,660,886
34,219	CNO Financial Group, Inc. (a)	1,438,909
24,672	First American Financial Corp. (a)	1,558,777
35,280	Hanover Insurance Group (The), Inc. (a)	6,143,659
120,831	Lincoln National Corp. (a)	5,027,778
81,481	Old Republic International Corp. (a)	3,191,611
22,978	Primerica, Inc. (a)	6,044,133
16,025	Principal Financial Group, Inc. (a)	1,517,888
31,549	Reinsurance Group of America, Inc. (a)	6,396,560
42,019	Selective Insurance Group, Inc. (a)	3,532,957
59,644	Unum Group (a)	4,531,155
86,919	W.R. Berkley Corp. (a)	5,960,905
		66,400,052
	Interactive Media & Services — 0.2%
48,706	Match Group, Inc. (a)	1,517,192
	IT Services — 0.4%
12,555	VeriSign, Inc. (a)	3,066,308
	Machinery — 11.1%
33,758	Alamo Group, Inc. (a)	6,593,275
65,972	Allison Transmission Holdings, Inc. (a)	7,171,156
147,137	Atmus Filtration Technologies, Inc. (a)	8,529,532
42,236	Donaldson Co., Inc. (a)	4,305,538
15,931	Dover Corp. (a)	3,209,937
12,208	Esab Corp. (a)	1,478,389
17,554	Federal Signal Corp. (a)	1,897,412
22,737	Flowserve Corp. (a)	1,776,897
34,929	Fortive Corp. (a)	1,844,600
48,429	Franklin Electric Co., Inc. (a)	4,824,497
73,376	Graco, Inc. (a)	6,407,926
15,641	IDEX Corp. (a)	3,105,521
38,705	ITT, Inc. (a)	7,055,922
14,661	Lincoln Electric Holdings, Inc. (a)	3,890,296
69,267	Mueller Industries, Inc. (a)	9,430,009
66,926	Mueller Water Products, Inc., Class A (a)	1,811,687

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
18,771	Snap-on, Inc. (a)	$6,872,251
24,769	Watts Water Technologies, Inc., Class A (a)	7,413,609
		87,618,454
	Media — 2.0%
104,872	Fox Corp., Class A (a)	7,632,584
109,044	New York Times (The) Co., Class A (a)	7,994,016
		15,626,600
	Metals & Mining — 1.5%
196,445	Hecla Mining Co. (a)	4,423,941
18,138	Royal Gold, Inc. (a)	4,775,917
29,637	Warrior Met Coal, Inc. (a)	2,646,584
		11,846,442
	Oil, Gas & Consumable Fuels — 0.6%
21,669	Core Natural Resources, Inc. (a)	2,066,789
8,627	Texas Pacific Land Corp. (a)	3,005,302
		5,072,091
	Personal Care Products — 0.7%
55,800	Interparfums, Inc. (a)	5,444,406
	Professional Services — 3.7%
48,244	CSG Systems International, Inc. (a)	3,847,459
65,527	Exponent, Inc. (a)	4,709,425
135,378	Genpact Ltd. (a)	5,970,170
34,458	Jacobs Solutions, Inc. (a)	4,660,789
29,722	Paycom Software, Inc. (a)	4,005,040
92,075	UL Solutions, Inc., Class A (a)	6,466,427
		29,659,310
	Semiconductors & Semiconductor Equipment — 0.7%
45,465	Universal Display Corp. (a)	5,220,291
	Software — 2.9%
212,578	Clear Secure, Inc., Class A (a)	6,934,294
85,077	Dolby Laboratories, Inc., Class A (a)	5,461,093
24,276	InterDigital, Inc. (a)	7,924,658
60,458	Pegasystems, Inc. (a)	2,641,410
		22,961,455
	Specialty Retail — 2.3%
22,565	Dick’s Sporting Goods, Inc. (a)	4,558,130
59,928	Gap (The), Inc. (a)	1,676,785
34,513	Williams-Sonoma, Inc. (a)	7,063,086
11,088	Winmark Corp. (a)	4,997,251
		18,295,252
	Technology Hardware, Storage & Peripherals — 0.5%
44,509	NetApp, Inc. (a)	4,288,442
	Textiles, Apparel & Luxury Goods — 1.8%
43,825	Kontoor Brands, Inc. (a)	2,617,667
20,732	Ralph Lauren Corp. (a)	7,326,896
43,507	Steven Madden Ltd. (a)	1,909,087
19,117	Tapestry, Inc. (a)	2,426,139
		14,279,789

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco — 0.5%
32,996	Turning Point Brands, Inc. (a)	$3,997,465
	Trading Companies & Distributors — 0.8%
24,932	Applied Industrial Technologies, Inc. (a)	6,492,542
	Total Common Stocks	790,939,257
	(Cost $730,948,160)
MONEY MARKET FUNDS — 0.1%
1,092,793	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (b)	1,092,793
	(Cost $1,092,793)
	Total Investments — 100.0%	792,032,050
	(Cost $732,040,953)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(337)	Russell 2000® Index	$(88,083,139)	$2,610.00	02/06/26	(1,189,273)
	(Premiums received $1,188,859)
	Net Other Assets and Liabilities — 0.1%				968,878
	Net Assets — 100.0%				$791,811,655

(a)	All or a portion of this security is held as collateral for the options written. At January 31, 2026, the value of these securities amounts to $33,459,964.
(b)	Rate shown reflects yield as of January 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$790,939,257	$790,939,257	$—	$—
Money Market Funds	1,092,793	1,092,793	—	—
Total Investments	$792,032,050	$792,032,050	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,189,273)	$(1,189,273)	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Communications Equipment — 5.5%
71,052	Cisco Systems, Inc. (a)	$5,564,792
7,865	Ituran Location and Control Ltd. (a)	351,015
14,792	Motorola Solutions, Inc. (a)	5,954,372
172,669	Nokia Oyj, ADR (a)	1,110,262
111,247	Telefonaktiebolaget LM Ericsson, ADR (a)	1,201,467
2,252	Ubiquiti, Inc. (a)	1,241,798
		15,423,706
	Diversified Telecommunication Services — 9.8%
210,106	AT&T, Inc. (a)	5,506,878
6,305	Chunghwa Telecom Co., Ltd., ADR (a)	267,836
86,740	Cogent Communications Holdings, Inc. (a)	2,107,782
204,827	Comcast Corp., Class A (a)	6,093,603
30,476	Iridium Communications, Inc. (a)	607,082
4,201	Shenandoah Telecommunications Co. (a)	49,866
25,269	Telefonica Brasil S.A., ADR (a)	358,314
21,454	Telkom Indonesia Persero Tbk PT, ADR (a)	453,109
415,736	TELUS Corp. (a)	5,803,675
132,986	Verizon Communications, Inc. (a)	5,920,537
		27,168,682
	Electronic Equipment, Instruments & Components — 5.1%
23,060	Amphenol Corp., Class A (a)	3,322,485
9,232	Avnet, Inc. (a)	575,984
2,719	Benchmark Electronics, Inc. (a)	141,769
9,080	CDW Corp. (a)	1,147,621
130	Climb Global Solutions, Inc. (a)	15,417
45,871	Corning, Inc. (a)	4,736,181
10,071	Ingram Micro Holding Corp. (a)	212,699
964	PC Connection, Inc. (a)	56,693
3,700	TD SYNNEX Corp. (a)	587,079
14,234	TE Connectivity PLC (a)	3,171,050
14,533	Vishay Intertechnology, Inc. (a)	292,840
		14,259,818
	Interactive Media & Services — 0.5%
10,459	JOYY, Inc., ADR (a)	673,037
16,248	Match Group, Inc. (a)	506,125
29,475	Weibo Corp., ADR (a)	311,845
		1,491,007
	IT Services — 9.2%
14,685	Amdocs Ltd. (a)	1,203,289
30,728	Cognizant Technology Solutions Corp., Class A (a)	2,521,540
2,777	Hackett Group (The), Inc. (a)	50,680
70,862	International Business Machines Corp. (a)	21,733,375
45,940	Wipro Ltd., ADR (a)	115,769
		25,624,653
	Professional Services — 2.5%
9,202	Concentrix Corp. (a)	343,695
1,832	CSG Systems International, Inc. (a)	146,102
7,989	KBR, Inc. (a)	342,009
4,309	Leidos Holdings, Inc. (a)	811,299

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
2,050	Paycom Software, Inc. (a)	$276,238
7,389	RELX PLC, ADR (a)	264,526
3,178	Science Applications International Corp. (a)	323,393
11,653	SS&C Technologies Holdings, Inc. (a)	954,264
30,718	Thomson Reuters Corp. (a)	3,398,332
		6,859,858
	Semiconductors & Semiconductor Equipment — 39.1%
9,043	Amkor Technology, Inc. (a)	437,048
28,877	Analog Devices, Inc. (a)	8,977,282
21,848	Applied Materials, Inc. (a)	7,042,047
15,055	ASE Technology Holding Co., Ltd., ADR (a)	285,744
54,268	Broadcom, Inc. (a)	17,978,988
3,163	Entegris, Inc. (a)	373,455
20,450	Himax Technologies, Inc., ADR (a)	166,258
3,233	KLA Corp. (a)	4,616,530
3,823	Kulicke & Soffa Industries, Inc. (a)	219,173
30,765	Lam Research Corp. (a)	7,182,397
73,839	Microchip Technology, Inc. (a)	5,605,857
1,497	Monolithic Power Systems, Inc. (a)	1,682,853
21,061	NXP Semiconductors N.V. (a)	4,762,734
5,563	Power Integrations, Inc. (a)	255,564
65,049	QUALCOMM, Inc. (a)	9,860,778
3,025	Silicon Motion Technology Corp., ADR (a)	359,763
25,485	Skyworks Solutions, Inc. (a)	1,421,044
5,993	STMicroelectronics N.V. (a)	167,145
37,505	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	12,397,653
112,767	Texas Instruments, Inc. (a)	24,306,927
24,709	United Microelectronics Corp., ADR (a)	251,538
2,811	Universal Display Corp. (a)	322,759
		108,673,537
	Software — 17.9%
4,017	A10 Networks, Inc. (a)	70,057
7,122	Adeia, Inc. (a)	128,837
5,522	Clear Secure, Inc., Class A (a)	180,128
4,787	Dolby Laboratories, Inc., Class A (a)	307,278
47,035	Gen Digital, Inc. (a)	1,128,370
1,260	InterDigital, Inc. (a)	411,314
7,342	Intuit, Inc. (a)	3,663,071
3,444	Karooooo Ltd. (a)	172,372
4,813	Magic Software Enterprises Ltd. (a)	123,646
44,443	Microsoft Corp. (a)	19,123,378
4,516	OneSpan, Inc. (a)	53,199
32,015	Open Text Corp. (a)	817,343
8,601	Opera Ltd., ADR (a)	106,824
97,542	Oracle Corp. (a)	16,053,462
3,131	Roper Technologies, Inc. (a)	1,162,321
27,372	Salesforce, Inc. (a)	5,810,802
2,732	SAP SE, ADR (a)	549,241
		49,861,643

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 5.1%
19,715	Dell Technologies, Inc., Class C (a)	$2,256,185
126,186	Hewlett Packard Enterprise Co. (a)	2,715,523
178,224	HP, Inc. (a)	3,464,674
8,326	Logitech International S.A. (a)	714,704
14,853	NetApp, Inc. (a)	1,431,086
8,939	Seagate Technology Holdings PLC (a)	3,644,341
		14,226,513
	Wireless Telecommunication Services — 5.1%
65,870	Millicom International Cellular S.A. (a)	4,020,046
131,095	Rogers Communications, Inc., Class B (a)	4,956,702
26,156	T-Mobile US, Inc. (a)	5,158,225
		14,134,973
	Total Common Stocks	277,724,390
	(Cost $268,461,587)
MONEY MARKET FUNDS — 0.1%
289,049	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (b)	289,049
	(Cost $289,049)
	Total Investments — 99.9%	278,013,439
	(Cost $268,750,636)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(63)	S&P 500 Weeklys	$(43,715,889)	$6,950.00	02/06/26	(316,890)
	(Premiums received $318,052)
	Net Other Assets and Liabilities — 0.2%				436,730
	Net Assets — 100.0%				$278,133,279

(a)	All or a portion of this security is held as collateral for the options written. At January 31, 2026, the value of these securities amounts to $10,123,352.
(b)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$277,724,390	$277,724,390	$—	$—
Money Market Funds	289,049	289,049	—	—
Total Investments	$278,013,439	$278,013,439	$—	$—

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(316,890)	$(316,890)	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.4%
	Broadline Retail — 12.6%
4,395	Amazon.com, Inc. (a) (b)	$1,051,723
1,930	eBay, Inc. (b)	176,055
		1,227,778
	Commercial Services & Supplies — 1.6%
3,802	Copart, Inc. (a)	154,285
	Communications Equipment — 13.7%
3,164	Arista Networks, Inc. (a) (b)	448,465
602	Ciena Corp. (a) (b)	151,590
8,493	Cisco Systems, Inc. (b)	665,172
246	F5, Inc. (a)	67,800
		1,333,027
	Diversified Consumer Services — 0.2%
171	Duolingo, Inc. (a)	22,924
	Entertainment — 9.7%
9,132	Netflix, Inc. (a) (b)	762,431
2,796	ROBLOX Corp., Class A (a) (b)	183,865
		946,296
	Financial Services — 2.2%
3,995	PayPal Holdings, Inc. (b)	210,497
	Health Care Technology — 1.3%
644	Veeva Systems, Inc., Class A (a) (b)	131,324
	Hotels, Restaurants & Leisure — 12.1%
1,816	Airbnb, Inc., Class A (a) (b)	234,936
87	Booking Holdings, Inc.	435,160
1,596	DoorDash, Inc., Class A (a) (b)	326,573
2,125	DraftKings, Inc., Class A (a) (b)	58,459
748	Flutter Entertainment PLC (a)	123,532
		1,178,660
	Interactive Media & Services — 22.5%
1,766	Alphabet, Inc., Class A (b)	596,908
1,412	Alphabet, Inc., Class C (b)	478,004
1,567	Meta Platforms, Inc., Class A (b)	1,122,756
		2,197,668
	IT Services — 9.0%
614	Akamai Technologies, Inc. (a) (b)	59,650
1,346	Cloudflare, Inc., Class A (a) (b)	238,713
973	CoreWeave, Inc., Class A (a)	90,674
577	GoDaddy, Inc., Class A (a) (b)	58,000
719	Okta, Inc. (a) (b)	60,741
1,447	Snowflake, Inc. (a) (b)	278,837
356	VeriSign, Inc.	86,946
		873,561
	Professional Services — 0.3%
209	Paycom Software, Inc.	28,163
	Software — 11.7%
717	Atlassian Corp., Class A (a) (b)	84,735
619	Box, Inc., Class A (a) (b)	15,692

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
1,276	Confluent, Inc., Class A (a) (b)	$38,969
1,390	Datadog, Inc., Class A (a) (b)	179,755
859	Docusign, Inc. (a) (b)	45,132
745	Dropbox, Inc., Class A (a) (b)	18,983
224	HubSpot, Inc. (a)	62,720
1,615	MARA Holdings, Inc. (a) (b)	15,342
1,156	Nutanix, Inc., Class A (a) (b)	45,465
1,735	Salesforce, Inc. (b)	368,323
927	Workday, Inc., Class A (a) (b)	162,809
1,138	Zoom Communications, Inc. (a) (b)	104,810
		1,142,735
	Specialty Retail — 2.5%
604	Carvana Co. (a) (b)	242,270
	Total Common Stocks	9,689,188
	(Cost $9,392,645)
MONEY MARKET FUNDS — 0.1%
11,599	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (c)	11,599
	(Cost $11,599)
	Total Investments — 99.5%	9,700,787
	(Cost $9,404,244)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
	Call Options Written — (0.2)%
(56)	Nasdaq-100 Micro Index	$(1,430,912)	$256.00	02/06/26	(14,840)
	(Premiums received $14,753)
	Net Other Assets and Liabilities — 0.7%				65,154
	Net Assets — 100.0%				$9,751,101

(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for the options written. At January 31, 2026, the value of these securities amounts to $1,059,115.
(c)	Rate shown reflects yield as of January 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$9,689,188	$9,689,188	$—	$—
Money Market Funds	11,599	11,599	—	—
Total Investments	$9,700,787	$9,700,787	$—	$—

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,840)	$(14,840)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund IV
Additional Information
January 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.